Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES [Abstract]
Payroll and related costs	$ 41,443	$ 52,026	$ 47,905
Insurances	4,149	4,088	3,411
Repairs and maintenance	12,351	8,893	9,177
Lubricants	1,046	899	1,523
Victualing	1,973	1,995	2,203
Travel expenses	3,608	3,484	3,644
Other expenses	4,560	3,361	4,324
Total	$ 69,130	$ 74,746	$ 72,187